Financial Instruments - Fair Value of Financial Instruments (Details) - Recurring basis - Interest rate swap contracts $ in Thousands	Dec. 31, 2015 USD ($)
Significant Other Observable Inputs (Level 2)
Assets
Fair value of assets	$ 138
Liabilities
Fair value of liabilities	4,538
Fair Value
Assets
Fair value of assets	138
Liabilities
Fair value of liabilities	$ 4,538